Fair value of financial instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy (in thousands):

	September 30, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and cash equivalents	$	$	$	$

Total	$	$	$	$

	December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and cash equivalents	$28,035	$28,035	$—	$—

Total	$28,035	$28,035	$—	$—

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy (in thousands):

	December 31, 2018	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Assets
Cash and cash equivalents	$27,439	$27,439	$—	$—
Convertible note derivative	218	—	—	218

Total	$27,657	$27,439	$—	$218

	December 31, 2019	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Assets
Cash and cash equivalents	$28,035	$28,035	$—	$—

Total	$28,035	$28,035	$—	$—

Schedule of financial instruments not measured at fair value

The carrying values and fair values of the Company’s financial instruments not measured at fair value were as follows (in thousands):

	September 30, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt, including current maturities	$	$	$19,827	$21,392

The carrying values and fair values of the Company’s financial instruments not measured at fair value were as follows (in thousands):

	December 31,
	2018		2019
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt, including current maturities	$19,763	$26,106	$19,827	$21,392